Summary of Significant Accounting Policies,Textuals, Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment
Interest expense capitalized as construction in progress	$ 1.3	$ 2.8	$ 2.7
Depreciation expense	23.0	19.5	16.4
Impairment charge	0	4.6	2.3
Land improvements
Property, Plant and Equipment
Estimated useful life of property, plant and equipment, minimum, years	3
Estimate useful life of property, plant and equipment, maximum, years	25
Buildings and leasehold improvements
Property, Plant and Equipment
Estimated useful life of property, plant and equipment, minimum, years	15
Estimate useful life of property, plant and equipment, maximum, years	45
Machinery and Equipment
Property, Plant and Equipment
Estimated useful life of property, plant and equipment, minimum, years	1
Estimate useful life of property, plant and equipment, maximum, years	24
Idled equipment
Property, Plant and Equipment
Impairment charge		2.0
Capital lease assets
Property, Plant and Equipment
Estimate useful life of property, plant and equipment, maximum, years	3
Fabricated Products
Property, Plant and Equipment
Depreciation expense	22.7	19.4	16.2
Impairment charge		3.9
Asset impairment related to restructuring plan
Property, Plant and Equipment
Impairment charge		$ 1.9